STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS	Sep. 30, 2025
December 31, 2024
STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS

NOTE 9 – STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS

In May 2021, the Board of Directors approved the Farmhouse, Inc. 2021 Omnibus Incentive Plan (“2021 OIP”), permitting the issuance of up to 3,000,000 shares of common stock through awards of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, other stock-based awards, and cash-based awards. The 2021 OIP was ratified by stockholders holding a majority of the Company’s outstanding shares.

Options granted under the 2021 OIP may be either incentive stock options, as defined by Section 422 of the Internal Revenue Code, or nonqualified stock options. The exercise price of options must not be less than 100% of the fair market value of the Company’s common stock on the date of grant (110% for holders of more than 10% of the voting stock). Options become exercisable as determined by the Board of Directors and expire no later than ten years from the date of grant (five years for optionees owning more than 10% of voting stock).

Restricted stock awards (“RSAs”) are issued at fair market value on the grant date and typically vest in monthly or quarterly installments, subject to continued service. Stock-based compensation for RSAs is recognized on a straight-line basis over the vesting period.

Restricted Stock Awards (“RSAs”)

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation, recognizing expense based on the grant-date fair value of awards over the requisite service period. Forfeitures are recognized as they occur. All awards were in the form of Restricted Stock Awards (“RSAs”) granted under the 2021 Omnibus Incentive Plan (“2021 OIP”). RSAs are valued based on the closing price of the Company’s common stock on the OTCQB market on the date of grant, and expense is recognized as the shares vest. No stock options or other equity instruments were granted during the periods presented.

A total of 350,000 RSAs were granted during the year ended December 31, 2024, including (i) 100,000 shares awarded for CFO services, vesting 50,000 shares on September 30, 2024, 25,000 shares on December 31, 2024, and 25,000 shares on March 31, 2025; (ii) 240,000 shares granted to legal counsel supporting the Thrown transaction, vesting 10,000 shares monthly from September 30, 2024 through May 31, 2026; and (iii) 10,000 shares granted to a consultant, vesting in monthly installments of 2,500 shares from September 30, 2024 through December 31, 2024. In the prior year, the Company granted 250,000 RSAs, including (i) 200,000 shares to a new director, vesting 100,000 shares on December 31, 2023 and 12,500 shares quarterly through December 31, 2025, and (ii) 50,000 shares to a consultant, vesting 10,000 shares monthly beginning October 31, 2023.

The following table summarizes RSA activity for the periods presented:

	Number of RSAs	Weighted Average Grant Date Fair Value
Balance as of January 1, 2023	752,000	$0.251
Awarded	250,000	$0.050
Vested	(732,000)	$0.227
Forfeited	-	$-
Balance as of December 31, 2023	270,000	$0.128
Awarded	350,000	$0.089
Vested	(400,000)	$0.122
Forfeited	-	$-
Balance as of December 31, 2024	220,000	$0.076

Stock-based compensation expense recognized was $48,879 and $166,424 for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company had approximately $16,780 of unrecognized compensation expense related to non-vested RSAs, which is expected to be recognized over a weighted-average remaining period of approximately 1.4 years. Estimated expense recognition is $12,580 in 2025 and $4,200 in 2026.

September 30, 2025
STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS

NOTE 9 – STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS

In May 2021, the Board of Directors approved the Farmhouse, Inc. 2021 Omnibus Incentive Plan (“2021 OIP”), permitting the issuance of up to 3,000,000 shares of common stock through awards of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, other stock-based awards, and cash-based awards. The 2021 OIP was ratified by stockholders holding a majority of the Company’s outstanding shares.

Stock Options

Options granted under the 2021 OIP may be either incentive stock options, as defined by Section 422 of the Internal Revenue Code, or nonqualified stock options. The exercise price of options must not be less than 100% of the fair market value of the Company’s common stock on the date of grant (110% for holders of more than 10% of the voting stock). Options become exercisable as determined by the Board of Directors and expire no later than ten years from the date of grant (five years for optionees owning more than 10% of voting stock).

No stock options or other equity instruments were granted during the periods presented.

Restricted Stock Awards (“RSA”)

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation, recognizing expense based on the grant-date fair value of awards over the requisite service period. All awards were in the form of RSAs granted under the 2021 OIP. RSAs are issued at fair market value on the grant date and typically vest in monthly or quarterly installments, subject to continued service. Stock-based compensation for RSAs is recognized on a straight-line basis over the vesting period.

The following table summarizes RSA activity for the periods presented:

	Number of RSAs	Weighted Average Grant Date Fair Value
Balance as of January 1, 2025	220,000	$0.076
Awarded	400,000	$0.011
Vested	527,500	$0.026
Forfeited	-	$-
Balance as of September 30, 2025	92,500	$0.079

On July 16, 2025, the Board granted an RSA of 400,000 shares of common stock to Lang Financial Services, Inc. (“LFSI”), an entity controlled by the Company’s Chief Financial Officer. The shares were fully vested at the time of issuance.

Stock-based compensation expense was $13,915 and $41,685 for the nine months ended September 30, 2025 and 2024, respectively, and $7,625 and $5,895 for the three months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, the Company had $7,345 of unrecognized compensation expense related to non-vested RSAs, which is expected to be recognized over a weighted-average remaining period of approximately 0.7 years. Expense recognition is expected to be $3,145 for the remainder of 2025 and $4,200 in 2026.